General and Administrative expenses	12 Months Ended
Dec. 31, 2021
Financial Debt
Disclosure of general and administrative expenses [text block]

21.    General and Administrative expenses

General and administrative expenses consist primarily of payroll and personnel, related costs, and spending related to finance, information technology and human resource functions. Other general and administrative expenses include travel expenses, professional services fees, audit fees, insurance costs and general corporate expenses, including facilities-related expenses.

	For the year ended December 31
(in EUR 000)	2021	2020	2019
Staff costs	2,132	3,015	1,327
Consulting and contractors' fees	6,001	2,883	1,733
Legal fees	402	201	42
Rent	247	89	115
Facilities	141	116	67
Depreciation and amortization expense	710	599	415
ICT	363	234	151
Travel	158	134	186
Other	959	251	190
Total general and administrative expenses	11,113	7,522	4,226

General and administrative expenses increased by €3.6 million, or 47.7 % from €7.5 million for the year ended December 31, 2020 to €11.1 million for the year ended December 31, 2021 mainly due to an increase in consulting and contractors’ fees and insurance. The increase in consulting and contractors’ fees includes variable compensations of  €2.0 million for the year ended December 31, 2020 and €1.9 million for the year ended December 31, 2021 related to a cash-settled share based payment transaction. There was also an increase of consultant services to support the company in legal, finance, tax and IT matters due to company growth and an increase in an insurance expense by €1.0 million, compared to the year ended December 31, 2020 due to Directors & Officers insurance following initial public offering in the United States. The increase in other expenses was mainly due to increase in recruitment fees and board members remuneration. This increase was offset by a decrease in staff cost for the year ended December 31, 2021 due to decrease in share based payment to CEO of the Company. See note 36.

General and administrative expenses increased by 78.0 % from €4.2 million for the year ended December 31, 2019 to €7.5 million for the year ended December 31, 2020. The increase is due to consulting expenses, staff and legal fees to support the Company growth. The increase in consulting and contractors’ fees includes variable compensations for an amount of €2.0 million for the year ended December 31, 2020 and €1.2 million for the year ended December 31, 2019 related to a cash-settled share based payment transaction. The increase of  €159,000 in legal fees is due to services and not to any ongoing disputes.